Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 931	$ 732	$ 1,109
Performance shares	74	(110)	108
Total stock incentive compensation expense	1,005	622	1,217
Related recognized tax benefit	$ 248	$ 154	$ 301
Total number of shares of common stock available for grant under plans	147